Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues (note 3)
License fees	$ 605	$ 293	$ 831	$ 1,309
Development Services	1,202	684	2,091	2,809
Product sales			57
Royalties	14	20	57	47
Supply chain	39	55	119	139
Total revenues	1,860	1,052	3,155	4,304
Operating expenses
Cost of sales	14	31	106	72
Research and development expenses	3,293	1,485	8,081	4,711
General and administrative expenses	2,057	1,228	5,396	4,137
Selling expenses	217	360	822	924
Total operating expenses	5,581	3,104	14,405	9,844
Loss from operations	(3,721)	(2,052)	(11,250)	(5,540)
Gain (loss) due to changes in foreign currency exchange rates	301	124	977	(42)
Other finance costs		(4)	(3)	(21)
Net finance income (costs)	301	120	974	(63)
Loss before income taxes	(3,420)	(1,932)	(10,276)	(5,603)
Income tax recovery				129
Net loss	(3,420)	(1,932)	(10,276)	(5,474)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(105)	39	(26)	460
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability (note 7)	(1,794)	219	6,231	133
Comprehensive loss	$ (5,319)	$ (1,674)	$ (4,071)	$ (4,881)
Net loss per share [basic and diluted]	$ (0.70)	$ (0.40)	$ (2.12)	$ (1.21)
Weighted average number of shares outstanding (note 11):
Basic	4,855,876	4,851,880	4,855,876	4,509,731
Diluted	4,855,876	4,851,880	4,855,876	4,509,731